Debt (Details) - Schedule of future minimum payments under the sub agreement	Dec. 31, 2020 USD ($)
Schedule of future minimum payments under the sub agreement [Abstract]
2021	$ 3,719,265
2022	4,190,960
2023	1,511,938
Total	9,422,163
End of term charge	650,000
Subordinated note payable	10,072,163
Less unamortized debt discount	(194,816)
Sub agreement borrowing net of discount	9,877,347
Less current portion	(3,719,265)
Sub agreement borrowings, non-current portion	$ 6,158,082